    Annual Report

                   EQUITY
                   MARKET
                   INDEX FUNDS

                   DECEMBER 31, 2002


      [LOGO]
T. ROWE PRICE(R)

     REPORT HIGHLIGHTS
     -----------------------------------------------------------------------
     Equity Market Index Funds

..    Stocks fell in the 6- and 12-month periods ending December 31 amid poor economic and market conditions and several cases of corporate malfeasance.

..    Each of the three index funds closely tracked its benchmark in both periods.

..    In the last six months, growth stocks and large-caps fared better than value and small-caps, respectively. The opposites were true for the full year.

..    We are optimistic that as the economy picks up and corporate profits improve, stock prices should do the same.



REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund
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your account at www.troweprice.com for more information.

FELLOW SHAREHOLDERS

U.S. equities fell in the 6- and 12-month periods ended December 31, 2002, amid soft economic conditions, anemic corporate earnings growth, and several high-profile cases of corporate malfeasance. Fears of a U.S.-led war against Iraq also hurt investor sentiment. Stock prices have declined for three consecutive years, which has not occurred since the 1939-1941 period. However, there are several reasons for optimism: the underpinnings of an economic recovery are in place, a new round of fiscal stimulus may be implemented early in 2003, the outlook for corporate profits is improving, and stock valuations are attractive.

     MARKET ENVIRONMENT

          One year ago, the consumer-driven U.S. economy--supported by tax cuts, zero-percent auto financing, and vigorous mortgage refinancing activity--was beginning to recover from the 2001 recession, and investors hoped for a continuation of the rally that started a few weeks after the September 11 terrorist attacks. As the year progressed, however, it became clear that business investment spending would stay restrained and corporate profits would remain under pressure. Fears of a military conflict with Iraq--which ignited gold and oil prices--and an increase in unemployment to an eight-year high contributed to the economic and stock market uncertainty. As a result, investors increasingly sought the relative safety of fixed-income securities and sent stock prices to multi-year lows by early October. At its nadir, the large-cap S&P 500 Stock Index was down more than 47% from its March 2000 high.

          Despite some weakness in December, stocks rebounded partially from depressed levels in the fourth quarter, as several factors encouraged renewed interest in equities, such as attractive valuations, paltry bond and money market yields, and signs of stabilizing or improving earnings at some corporations. Also, the Federal Reserve, recognizing that the economy was stuck in a rut, reduced the fed funds target rate from 1.75%--where it had been since December 2001--to 1.25% on

     November 6. In addition, Republican electoral victories in Congress raised hopes that a new round of fiscal stimulus was on the way.

     Growth stocks fared slightly better than their value counterparts in the last six months, although both categories registered steep losses. For the year, however, value decisively outpaced growth. Since June 30, large-cap stocks surpassed their smaller brethren, but for the one-year period, small-caps held up better than large.

     The universe of publicly traded U.S. companies continued to shrink last year. As measured by the Wilshire 5000 Total Market Index, there were less than 5,700 at the end of 2002 compared with about 6,000 one year ago. There were three main reasons. First, initial public offerings (IPOs) were relatively scarce. According to Thomson Financial, only about 100 companies went public, slightly fewer than in 2001. Second, 2002 was a record year for bankruptcies. K-Mart, US Airways, UAL (parent of United Airlines), WorldCom, and financial services company Conseco were among the largest entities filing for Chapter 11 protection from creditors. Finally, merger and acquisition activity has increased dramatically in recent months. Instead of headline-grabbing mega-mergers, we have been observing low-key acquisitions of smaller companies--often for cash. This indicates that many acquisitive companies have strong balance sheets and suggests that valuations in some segments of the stock market are attractive.

WILSHIRE 5000 RETURNS BY SECTOR
---------------------------------------------------------------

Periods Ended 12/31/02                   6 Months    12 Months
---------------------------------------------------------------
Consumer Staples                          -9.47%       -4.27%
---------------------------------------------------------------
Materials                                -14.02        -7.46
---------------------------------------------------------------
Energy                                   -11.97        -8.92
---------------------------------------------------------------
Financials                                -8.95        -9.91
---------------------------------------------------------------
Industrials and Business Services        -13.70       -19.09
---------------------------------------------------------------
Health Care                               -4.56       -20.95
---------------------------------------------------------------
Consumer Discretionary                   -14.32       -21.11
---------------------------------------------------------------
Utilities                                -15.39       -23.14
---------------------------------------------------------------
Information Technology                   -10.51       -37.52
---------------------------------------------------------------
Telecommunication Services                -5.85       -39.24
---------------------------------------------------------------

SECTOR PERFORMANCE

     Every major sector in the entire U.S. stock market declined in 2002, but several first-half trends were reversed during the last six months. Stocks in the relatively stable basic materials, energy, and consumer staples sectors--which produced positive returns in the first half--fell sharply in the second half, as investors abandoned these areas in search of companies with greater earnings growth potential and cheaper valuations. The areas that benefited the most were the health care and telecommunications segments. These sectors were among the weakest in the first half, but thanks to a vigorous rally in October and November, they held up best in the second half.

     The technology sector continued to be mauled by a vicious bear market last year; at its worst point in early October, the tech-heavy Nasdaq Composite Index was down nearly 78% from its March 2000 peak. However, the sector's second-half losses were pared substantially by the late-year rebound.

SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

Percent of                                                             Extended
Equities                                Equity     Total Equity          Equity
As of 12/31/02                       Index 500     Market Index    Market Index
--------------------------------------------------------------------------------
Consumer Discretionary                 13.4%          14.7%            19.1%
--------------------------------------------------------------------------------
Consumer Staples                        9.5            8.5              4.0
--------------------------------------------------------------------------------
Energy                                  6.0            5.9              5.3
--------------------------------------------------------------------------------
Financials                             20.5           22.1             29.0
--------------------------------------------------------------------------------
Health Care                            15.0           14.3             11.3
--------------------------------------------------------------------------------
Industrials and Business Services      11.5           11.1             11.0
--------------------------------------------------------------------------------
Information Technology                 14.3           13.9             12.1
--------------------------------------------------------------------------------
Materials                               2.8            3.0              3.7
--------------------------------------------------------------------------------
Telecommunication Services              4.2            3.5              0.9
--------------------------------------------------------------------------------
Utilities                               2.8            3.0              3.6
--------------------------------------------------------------------------------

     Your fund returned -10.29% and -22.21% in the 6- and 12-month periods ended December 31, 2002, respectively. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. (The fund typically lags slightly due to annual operating and management expenses.)

EQUITY INDEX 500 FUND

PERFORMANCE COMPARISON
---------------------------------------------------

Periods Ended 12/31/02       6 Months    12 Months
---------------------------------------------------
Equity Index 500 Fund        -10.29%     -22.21%
---------------------------------------------------
S&P 500 Stock Index          -10.30      -22.10
---------------------------------------------------

     The financial sector was the fund's largest at year-end, representing just over one-fifth of equities. All major underlying segments, from banks to insurers to diversified financial service companies, tumbled in the second half after relatively flat results in the first. Industry leaders J.P. Morgan Chase, American International Group, and Citigroup dropped sharply in the last six months and for the year, but Bank of America and Wachovia rose slightly for the 12-month period.

     Among health care stocks (15% of equities), pharmaceuticals fell sharply last year, but other segments held up much better. In the last six months, large-cap pharmaceuticals were mixed: Pfizer and Wyeth hurt our results, but Merck, Pharmacia, and Eli Lilly were some of our top contributors. Health care providers and service companies plunged after strong first-half gains, but managed care company UnitedHealth Group performed well. Medical device maker Boston Scientific also added value in the last six months.

     Information technology stocks represented 14.3% of equities at the end of December, little changed from six months ago. Most underlying segments posted sharp one-year losses, particularly semiconductor-related shares. However, software stocks held up relatively well since the end of June, led by Oracle, and makers of computer hardware and peripherals--such as IBM, Dell Computer, and Hewlett-Packard--outperformed other tech segments in the last six months.

     Consumer-related stocks weakened noticeably in the second half of the year amid concerns that decreasing consumer confidence would result in reduced spending. In the consumer discretionary sector, media stocks extended their first-half losses. Retail, hotel, and restaurant stocks also tumbled. In the consumer staples sector, which was buoyant in the first half, beverage giants PepsiCo and Coca-Cola declined, but stocks of smaller food companies performed well after Hershey Foods' management, at the recommendation of the company's majority shareholder, briefly considered selling the company.

     In the energy sector, share prices generally declined last year despite a 57% gain in the price of crude oil. In the last six months, large integrated oil companies, such as Exxon Mobil, fared worse than small drilling firms. Similarly, most gold-mining companies turned sharply lower in the second half (after a brisk rally in the first half), even though gold approached six-year highs at year-end and was up 23% over the last 12 months.

     There were 24 changes to the S&P 500 in 2002, 14 of which occurred in the second half. Several financial companies were added to the index since the end of June: Travelers Property Casualty, which was spun off by Citigroup, Goldman Sachs Group, Prudential, Principal Financial Group, and North Fork Bancorporation. Other companies that joined the index were R.J. Reynolds Tobacco, UPS, and online auctioneer e-Bay. Seven long-time components that are based outside the U.S.--Inco, Placer Dome, Barrick Gold, Alcan, Nortel Networks, Unilever, and Royal Dutch Petroleum--were dropped from the index in July following a Standard & Poor's policy change to make the S&P 500 a pure domestic large-cap stock index. This was a substantial adjustment, as the value of these seven components collectively represented about 2% of the index's total value.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                                       Extended
                                        Equity    Total Equity           Equity
As of 12/31/02                       Index 500    Market Index     Market Index
--------------------------------------------------------------------------------

Market Cap
(Investment-Weighted Median)     $44.8 billion   $26.2 billion     $1.3 billion
--------------------------------------------------------------------------------
Earnings Growth
Rate Estimated
Next 5 Years*                             13.2%           13.5%            15.0%
--------------------------------------------------------------------------------
P/E Ratio (Based
on Next 12 Months'
Estimated Earnings)*                      16.7            16.6             16.0
--------------------------------------------------------------------------------
* Source data: IBES. Forecasts are in no way indicative of future investment returns.

TOTAL EQUITY MARKET INDEX FUND

     Your fund returned -10.35% and -21.16% in the 6- and 12-month periods ended December 31, 2002, respectively. The fund closely tracked the performance of the Wilshire 5000 benchmark in both periods, as shown in the table, but slightly lagged due to annual operating and management expenses.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/02                                     6 Months    12 Months
--------------------------------------------------------------------------------
Total Equity Market Index Fund                              -10.35%      -21.16%
--------------------------------------------------------------------------------
Wilshire 5000 Total Market Index *                          -10.30       -20.86
--------------------------------------------------------------------------------
* Wilshire 5000 returns calculated as of 1/9/03.

     Because the Wilshire 5000 includes nearly 5,700 publicly traded domestic companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies to match the performance of the index. We manage the portfolio so that its characteristics--including sector allocations and price/earnings ratio--closely resemble those of the index. At the end of December, the fund owned more than 1,900 companies.

     In general, what was true about the performance of the Equity Index 500 Fund was also true for this fund. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents almost 80% of the Wilshire 5000 Index's total market value. The largest components of the Wilshire index--as with the S&P 500--have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar, as shown in the Sector Diversification table on page 3.

EXTENDED EQUITY MARKET INDEX FUND

     Your fund returned -10.62% and -18.12% in the 6- and 12-month periods ended December 31, 2002, respectively. The fund closely tracked the performance of the Wilshire 4500 benchmark in both periods, as shown in the table, but slightly lagged due to annual operating and management expenses.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/02                                     6 Months    12 Months
--------------------------------------------------------------------------------
Extended Equity Market Index Fund                           -10.62%      -18.12%
--------------------------------------------------------------------------------
Wilshire 4500 Completion Index *                            -10.48       -17.80
--------------------------------------------------------------------------------
* Wilshire 4500 returns calculated as of 1/9/03.

     The index includes almost 5,200 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) to match the performance of the index. At year-end, the fund held slightly less than 2,400 names.

     Financial services companies, our largest sector (29% of equities at year-end), were among our largest detractors in the last six months. One major exception was Goldman Sachs Group, which was added to the S&P 500 Index in July. For the year, financials held up relatively well, led by the banking sector.

     Consumer discretionary stocks, at 19.1% of equities, weighed heavily on our 6- and 12-month results. Since the end of June, however, media companies Washington Post, Cablevision Systems, Fox Entertainment Group, and Echostar Communications were among our top contributors.

     The technology sector (12.1% of equities at year-end) struggled throughout the year and, despite diminished representation in the small- and mid-cap universe and a sharp bounce in the fourth quarter, detracted the most from fund performance in both the 6- and 12-month periods. Software and semiconductor issues led the declines.

     Initial public offerings were scarce in the last six months, but we did add to the portfolio several companies that went public in the first half of the year, including Inveresk Research Group, which provides drug development services to biotechnology and pharmaceutical companies; Hewitt Associates, a human resources outsourcing firm; and CTI Molecular Imaging, a maker of medical equipment. Sales of our holdings were driven primarily by promotions to the large-cap S&P 500 and acquisitions by other companies.

YEAR-END DISTRIBUTIONS

     On December 17, the funds' Board of Directors declared fourth-quarter income dividends: $0.10 for the Equity Index 500 Fund, $0.11 for the Total Equity Market Index Fund, and $0.06 for the Extended Equity Market Index Fund. There were no year-end capital gain distributions. Fourth-quarter dividends were paid on December 19 to shareholders of record on December
     17. You should have received your check or statement reflecting the dividends as well as Form 1099-DIV summarizing this information for 2002 tax purposes.

OUTLOOK

     It's not surprising that stocks have now fallen for three consecutive years. Major events during that period--including the disputed 2000 presidential election, the 2001 recession, the September 11 terrorist attacks, the global war against terror, and high-profile corporate malfeasance and bankruptcies--have clearly disrupted the healthy economic and stock market environment of the 1990s and forced the decline of equity valuations to reflect a great deal of uncertainty about the future. To be sure, a pullback probably would have occurred anyway, because stock valuations were very stretched in early 2000.

     Despite the abundance of negative news, we are very optimistic about economic and market prospects. Stock valuations are attractive, economic growth is accelerating, corporate profits are improving, inventories are lean, balance sheets are generally strong, and corporate executives are more conscientious about rules and regulations. As the economy picks up, earnings and stock prices should do the same. We look forward to better performance for the economy, the market, and your funds in 2003.

     Respectfully submitted,

     /s/ Eugene F. Bair

     Eugene F. Bair
     Chairman of the Investment Advisory Committee
     Equity Index 500 Fund and Extended Equity Market Index Fund

     /s/ Ann M. Holcomb

     Ann M. Holcomb
     Chairman of the Investment Advisory Committee
     Total Equity Market Index Fund

     January 17, 2003

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------

PROSPECTUS UPDATE
--------------------------------------------------------------------------------

  Supplement to prospectus dated May 1, 2002

  The following updates the Portfolio Management paragraph in Section 3 on page 28 of the current prospectus.

  Portfolio Management

  Equity Index 500 and Extended Equity Market Index Funds
  Effective December 1, 2002, Eugene F. Bair became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing each fund. Mr. Bair joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisers.

  Total Equity Market Index Fund
  Effective December 1, 2002, Ann M. Holcomb became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing the fund. Ms. Holcomb joined T. Rowe Price in 1996 and has been managing investments since 2001.

  Richard T. Whitney remains President of the Equity Market Index Funds and a member of their Investment Advisory Committees.

  Effective December 31, 2002, footnote (c) to Table 3 on page 12 will be revised with the following to reflect the extension of the Equity Index 500 Fund's expense ratio limitation:

  Effective January 1, 2003, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2005, to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2007, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------

THE EVOLVING S&P 500 INDEX
--------------------------------------------------------------------------------

    Changes in the Index in 2002

    Additions                                    Deletions
    ---------------------------------------------------------------------------
    Quest Diagnostics                            TRW
    ------------------------------------------   ------------------------------
    Comcast                                      Comcast Class A Special
    ------------------------------------------   ------------------------------
    R.J. Reynolds Tobacco                        Conoco
    ------------------------------------------   ------------------------------
    Travelers Property Casualty                  Vitesse Semiconductor
    ------------------------------------------   ------------------------------
    Monsanto                                     Palm
    ------------------------------------------   ------------------------------
    Anthem                                       Conseco
    ------------------------------------------   ------------------------------
    UPS                                          Royal Dutch Petroleum
    ------------------------------------------   ------------------------------
    Goldman Sachs Group                          Unilever
    ------------------------------------------   ------------------------------
    Prudential                                   Nortel Networks
    ------------------------------------------   ------------------------------
    e-Bay                                        Alcan
    ------------------------------------------   ------------------------------
    Principal Financial Group                    Barrick Gold
    ------------------------------------------   ------------------------------
    Electronic Arts                              Placer Dome
    ------------------------------------------   ------------------------------
    SunGard Data Systems                         Inco
    ------------------------------------------   ------------------------------
    North Fork Bancorporation                    Immunex
    ------------------------------------------   ------------------------------
    Simon Property Group                         Conexant Systems
    ------------------------------------------   ------------------------------
    Apollo Group                                 WorldCom
    ------------------------------------------   ------------------------------
    BJ Services                                  US Air
    ------------------------------------------   ------------------------------
    American Standard                            Sapient
    ------------------------------------------   ------------------------------
    First Tennessee National                     COMPAQ Computer
    ------------------------------------------   ------------------------------
    Marshall & Ilsley                            Willamette Industries
    ------------------------------------------   ------------------------------
    Rational Software                            Niagara Mohawk Holdings
    ------------------------------------------   ------------------------------
    ACE Limited                                  Westvaco
    ------------------------------------------   ------------------------------
    MeadWestvaco                                 Mead
    ------------------------------------------   ------------------------------
    Plum Creek Timber                            Kmart
    ------------------------------------------   ------------------------------

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

    TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
    Equity Index 500 Fund                                              12/31/02
    ----------------------------------------------------------------------------

    Microsoft                                                              3.3%
    ----------------------------------------------------------------------------
    GE                                                                     2.9
    ----------------------------------------------------------------------------
    Exxon Mobil                                                            2.8
    ----------------------------------------------------------------------------
    Wal-Mart                                                               2.7
    ----------------------------------------------------------------------------
    Pfizer                                                                 2.3
    ----------------------------------------------------------------------------

    Citigroup                                                              2.2
    ----------------------------------------------------------------------------
    Johnson & Johnson                                                      1.9
    ----------------------------------------------------------------------------
    American International Group                                           1.8
    ----------------------------------------------------------------------------
    IBM                                                                    1.6
    ----------------------------------------------------------------------------
    Merck                                                                  1.5
    ----------------------------------------------------------------------------

    Procter & Gamble                                                       1.3
    ----------------------------------------------------------------------------
    Coca-Cola                                                              1.3
    ----------------------------------------------------------------------------
    Verizon Communications                                                 1.3
    ----------------------------------------------------------------------------
    Bank of America                                                        1.3
    ----------------------------------------------------------------------------
    Intel                                                                  1.2
    ----------------------------------------------------------------------------

    Cisco Systems                                                          1.1
    ----------------------------------------------------------------------------
    SBC Communications                                                     1.1
    ----------------------------------------------------------------------------
    Philip Morris                                                          1.0
    ----------------------------------------------------------------------------
    Wells Fargo                                                            1.0
    ----------------------------------------------------------------------------
    PepsiCo                                                                0.9
    ----------------------------------------------------------------------------

    Viacom                                                                 0.9
    ----------------------------------------------------------------------------
    Eli Lilly                                                              0.9
    ----------------------------------------------------------------------------
    ChevronTexaco                                                          0.9
    ----------------------------------------------------------------------------
    UPS                                                                    0.8
    ----------------------------------------------------------------------------
    Dell Computer                                                          0.8
    ----------------------------------------------------------------------------

    Total                                                                 38.8%

    Note: Table excludes investments in the T. Rowe Price Reserve Investment
    Fund.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

    TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
    Total Equity Market Index Fund                                     12/31/02
    ----------------------------------------------------------------------------

    Microsoft                                                              2.7%
    ----------------------------------------------------------------------------
    GE                                                                     2.3
    ----------------------------------------------------------------------------
    Exxon Mobil                                                            2.3
    ----------------------------------------------------------------------------
    Wal-Mart                                                               2.2
    ----------------------------------------------------------------------------
    Pfizer                                                                 1.8
    ----------------------------------------------------------------------------

    Citigroup                                                              1.7
    ----------------------------------------------------------------------------
    Johnson & Johnson                                                      1.5
    ----------------------------------------------------------------------------
    American International Group                                           1.5
    ----------------------------------------------------------------------------
    IBM                                                                    1.3
    ----------------------------------------------------------------------------
    Merck                                                                  1.2
    ----------------------------------------------------------------------------

    Berkshire Hathaway                                                     1.1
    ----------------------------------------------------------------------------
    Procter & Gamble                                                       1.1
    ----------------------------------------------------------------------------
    Coca-Cola                                                              1.1
    ----------------------------------------------------------------------------
    Verizon Communications                                                 1.0
    ----------------------------------------------------------------------------
    Bank of America                                                        1.0
    ----------------------------------------------------------------------------

    Intel                                                                  1.0
    ----------------------------------------------------------------------------
    Cisco Systems                                                          0.9
    ----------------------------------------------------------------------------
    SBC Communications                                                     0.9
    ----------------------------------------------------------------------------
    Philip Morris                                                          0.8
    ----------------------------------------------------------------------------
    Wells Fargo                                                            0.8
    ----------------------------------------------------------------------------

    PepsiCo                                                                0.7
    ----------------------------------------------------------------------------
    Viacom                                                                 0.7
    ----------------------------------------------------------------------------
    Eli Lilly                                                              0.7
    ----------------------------------------------------------------------------
    UPS                                                                    0.7
    ----------------------------------------------------------------------------
    ChevronTexaco                                                          0.7
    ----------------------------------------------------------------------------

    Total                                                                 31.7%

    Note: Table excludes investments in the T. Rowe Price Reserve Investment
    Fund.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

    TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
    Extended equity Market Index Fund                                  12/31/02
    ----------------------------------------------------------------------------

    Berkshire Hathaway                                                     5.1%
    ----------------------------------------------------------------------------
    Liberty Media                                                          1.0
    ----------------------------------------------------------------------------
    Cox Communications                                                     0.8
    ----------------------------------------------------------------------------
    Kraft Foods                                                            0.5
    ----------------------------------------------------------------------------
    Hughes Electronics                                                     0.5
    ----------------------------------------------------------------------------

    Fox Entertainment Group                                                0.4
    ----------------------------------------------------------------------------
    USA Interactive                                                        0.4
    ----------------------------------------------------------------------------
    Genentech                                                              0.3
    ----------------------------------------------------------------------------
    M & T Bank                                                             0.3
    ----------------------------------------------------------------------------
    Amazon.com                                                             0.3
    ----------------------------------------------------------------------------

    Affiliated Computer Services                                           0.3
    ----------------------------------------------------------------------------
    Washington Post                                                        0.3
    ----------------------------------------------------------------------------
    Gilead Sciences                                                        0.3
    ----------------------------------------------------------------------------
    UnionBancal                                                            0.3
    ----------------------------------------------------------------------------
    Scripps                                                                0.3
    ----------------------------------------------------------------------------

    Symantec                                                               0.3
    ----------------------------------------------------------------------------
    GlobalSantaFe                                                          0.3
    ----------------------------------------------------------------------------
    CNA Financial                                                          0.2
    ----------------------------------------------------------------------------
    EchoStar Communications                                                0.2
    ----------------------------------------------------------------------------
    Weatherford International                                              0.2
    ----------------------------------------------------------------------------

    IDEC Pharmaceuticals                                                   0.2
    ----------------------------------------------------------------------------
    Microchip Technology                                                   0.2
    ----------------------------------------------------------------------------
    Weight Watchers                                                        0.2
    ----------------------------------------------------------------------------
    National Commerce Financial                                            0.2
    ----------------------------------------------------------------------------
    MGM Mirage                                                             0.2
    ----------------------------------------------------------------------------

    Total                                                                 13.3%

    Note: Table excludes investments in the T. Rowe Price Reserve Investment
    Fund.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

             These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

             EQUITY INDEX 500 FUND
             -------------------------------------------------------------------
               As of 12/31/02

              S&P 500 Stock Index     Equity Index 500 Fund         Fund-Area
12/31/1992                $10,000                   $10,000           $10,000
    Dec-93                $11,008                   $10,942           $10,942
    Dec-94                $11,153                   $11,053           $11,053
    Dec-95                $15,345                   $15,160           $15,160
    Dec-96                $18,868                   $18,594           $18,594
    Dec-97                $25,163                   $24,707           $24,707
    Dec-98                $32,354                   $31,701           $31,701
    Dec-99                $39,162                   $38,244           $38,244
    Dec-00                $35,595                   $34,686           $34,686
    Dec-01                $31,364                   $30,465           $30,465
    Dec-02                $24,432                   $23,698           $23,698

             TOTAL EQUITY MARKET INDEX FUND
             -------------------------------------------------------------------
               As of 12/31/02

              Wilshire 5000 Total      Total Equity Market
              Market Index             Index Fund                   Fund-Area
01/30/1998                $10,000                   $10,000           $10,000
    Jun-98                $11,484                   $11,521           $11,521
    Dec-98                $12,276                   $12,319           $12,319
    Jun-99                $13,734                   $13,779           $13,779
    Dec-99                $15,169                   $15,184           $15,184
    Jun-00                $15,041                   $15,081           $15,081
    Dec-00                $13,516                   $13,615           $13,615
    Jun-01                $12,733                   $12,809           $12,809
    Dec-01                $12,033                   $12,090           $12,090
    Jun-02                $10,617                   $10,631           $10,631
    Dec-02                $ 9,523                   $ 9,531           $ 9,531

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

             EXTENDED EQUITY MARKET INDEX FUND
             -------------------------------------------------------------------
               As of 12/31/02

               Wilshire 4500            Extended Equity
               Completion Index         Market Index Fund          Fund-Area
01/30/1998                10000                     10000              10000
    Jun-98                11100                     11240              11240
    Dec-98                11021                     11229              11229
    Jun-99                12271                     12493              12493
    Dec-99                14932                     15016              15016
    Jun-00                14983                     15038              15038
    Dec-00                12577                     12677              12677
    Jun-01                12073                     12153              12153
    Dec-01                11404                     11467              11467
    Jun-02                10472                     10504              10504
    Dec-02                 9375                      9389               9389

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

             This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                                      Since    Inception
             Periods Ended 12/31/02                1 Year   5 Years   10 Years    Inception         Date
             -------------------------------------------------------------------------------------------
             Equity Index 500 Fund                 -22.21%    -0.83%      9.01%           -      3/30/90
             -------------------------------------------------------------------------------------------
             Total Equity Market Index Fund        -21.16         -          -        -0.97%     1/30/98
             -------------------------------------------------------------------------------------------
             Extended Equity Market Index Fund     -18.12         -          -        -1.27      1/30/98
             -------------------------------------------------------------------------------------------

             Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------


ABOUT THE FUNDS' DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)           Principal Occupation(s) During Past 5 Years and
Year Elected*             Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering        Director, Chairman of the Board, President, and Chief
(1/28/45)                 Executive Officer, The Rouse Company, real estate
2001                      developers
--------------------------------------------------------------------------------
Donald W. Dick, Jr.       Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                 and management advisory firm
1994
--------------------------------------------------------------------------------
David K. Fagin            Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                  Golden Star Resources Ltd., and Canyon Resources Corp.
1994                      (5/00 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
F. Pierce Linaweaver      President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                 consulting environmental and civil engineers
2001
--------------------------------------------------------------------------------
Hanne M. Merriman         Retail Business Consultant; Director, Ann Taylor
(11/16/41)                Stores Corp., Ameren Corp., Finlay Enterprises, Inc.,
1994                      The Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------
John G. Schreiber         Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                real estate investment company; Senior Advisor and
2001                      Partner, Blackstone Real Estate Advisors, L.P.;
                          Director, AMLI Residential Properties Trust, Host
                          Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos             Owner/President, Stonington Capital Corp., a private
(8/2/33)                  investment company
1994
--------------------------------------------------------------------------------
Paul M. Wythes            Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                 capital limited partnership, providing equity capital
1990                      to young high-technology companies throughout the
                          United States; Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------


Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price    Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]        Directorships of Other Public Companies
--------------------------------------------------------------------------------
James A.C. Kennedy          Director and Vice President, T. Rowe Price and T.
(8/15/53)                   Rowe Price Group, Inc.
1997
[37]
--------------------------------------------------------------------------------
James S. Riepe              Director and Vice President, T. Rowe Price; Vice
(6/25/43)                   Chairman of the Board, Director, and Vice President,
1990                        T. Rowe Price Group, Inc.;Chairman of the Board and
[105]                       Director, T. Rowe Price Global Asset Management
                            Limited, T. Rowe Price Investment Services, Inc.,
                            T. Rowe Price Retirement Plan Services, Inc., and T.
                            Rowe Price Services, Inc.; Chairman of the Board,
                            Director, President, and Trust Officer, T. Rowe
                            Price Trust Company; Director, T. Rowe Price
                            International, Inc., and T. Rowe Price Global
                            Investment Services Limited; Chairman of the Board,
                            Index Trust
--------------------------------------------------------------------------------
M. David Testa              Chief Investment Officer, Director, and Vice
(4/22/44)                   President, T. Rowe Price; Vice Chairman of the
1994                        Board, Chief Investment Officer, Director, and Vice
[105]                       President, T. Rowe Price Group, Inc.; Director, T.
                            Rowe Price Global Asset Management Limited, T. Rowe
                            T. Rowe Price Global Investment Services Limited,
                            and Price International, Inc.; Director and Vice
                            President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------
*Each inside director serves until the election of a successor.

T. ROWE PRICE EQUITY MARKET INDEX FUNDS
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served                 Principal Occupation(s)
--------------------------------------------------------------------------------
E. Frederick Bair (12/11/69)             Assistant Vice President, T. Rowe
Executive Vice President, Index Trust    Price; Vice President, T. Rowe Price
                                         Trust Company; formerly Vice President,
                                         Monumental Investment Advisers (to
                                         1998)
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)             Vice President, T. Rowe Price, T. Rowe
Treasurer, Index Trust                   Price Group, Inc., and T. Rowe Price
                                         Investment Services, Inc.
--------------------------------------------------------------------------------
Wendy R. Diffenbaugh (10/2/53)           Assistant Vice President, T. Rowe Price
Vice President, Index Trust
--------------------------------------------------------------------------------
Ann M. Holcomb (1/16/72)                 Assistant Vice President, T. Rowe Price
Executive Vice President, Index Trust
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)              Director and Vice President, T. Rowe
Vice President, Index Trust              Price Group, Inc., T. Rowe Price
                                         Investment Services, Inc., T. Rowe
                                         Price Services, Inc., and T. Rowe Price
                                         Trust Company; Vice President, T. Rowe
                                         Price, T. Rowe Price International,
                                         Inc., and T. Rowe Price Retirement Plan
                                         Services, Inc.
--------------------------------------------------------------------------------
J. Jeffrey Lang (1/10/62)                Vice President, T. Rowe Price and T.
Vice President, Index Trust              Rowe Price Trust Company
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)            Assistant Vice President, T. Rowe Price
Secretary, Index Trust                   and T. Rowe Price Investment Services,
                                         Inc.
--------------------------------------------------------------------------------
David S. Middleton (1/18/56)             Vice President, T. Rowe Price, T. Rowe
Controller, Index Trust                  Price Group, Inc., and T. Rowe Price
                                         Trust Company
--------------------------------------------------------------------------------
Raymond A. Mills (12/3/60)               Vice President, T. Rowe Price, T. Rowe
Vice President, Index Trust              Price Group, Inc., and T. Rowe Price
                                         International Inc.
--------------------------------------------------------------------------------
Mary C. Munoz (12/2/62)                  Vice President, T. Rowe Price
Vice President, Index Trust
--------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)              Vice President, T. Rowe Price, T. Rowe
President, Index Trust                   Price Group, Inc., T. Rowe Price Trust
                                         Company, and T. Rowe Price
                                         International, Inc.
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

      ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

      BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

      INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

   T. ROWE PRICE RETIREMENT SERVICES

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans

     *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

   www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS
(CONTINUED)

Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+  Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


                                   T. Rowe Price Investment Services, Inc.
                                   100 East Pratt Street
[LOGO OF T. ROWE PRICE]            Baltimore, MD 21202